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HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.7%
	ADVERTISING & MARKETING - 0.1%
1,452	AppLovin Corporation, Class A(a)	$ 577,896

	AEROSPACE & DEFENSE - 0.0%(b)
792	Axon Enterprise, Inc.(a)	336,354

	AUTOMOTIVE - 1.6%
26,964	Tesla, Inc.(a)	10,023,867

	BEVERAGES - 0.5%
1,767	Coca-Cola Europacific Partners plc	160,214
9,814	Keurig Dr Pepper, Inc.	258,403
5,868	Monster Beverage Corporation(a)	425,195
14,410	PepsiCo, Inc.	2,237,729
		3,081,541
	BIOTECH & PHARMA - 0.9%
1,126	Alnylam Pharmaceuticals, Inc.(a)	372,560
4,987	Amgen, Inc.	1,754,675
11,726	Gilead Sciences, Inc.	1,634,253
941	Regeneron Pharmaceuticals, Inc.	727,054
2,675	Vertex Pharmaceuticals, Inc.(a)	1,194,495
		5,683,037
	CABLE & SATELLITE - 0.2%
774	Charter Communications, Inc., Class A(a)	167,091
32,473	Comcast Corporation, Class A	932,300
		1,099,391
	CHEMICALS - 0.4%
4,848	Linde PLC	2,403,444

	COMMERCIAL SUPPORT SERVICES - 0.1%
2,920	Cintas Corporation	493,889

	DIVERSIFIED INDUSTRIALS - 0.2%
5,570	Honeywell International, Inc.	1,258,987

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.7% (Continued)
	E-COMMERCE DISCRETIONARY - 3.1%
85,570	Amazon.com, Inc.(a)	$ 17,821,664
3,897	eBay, Inc.	354,705
387	MercadoLibre, Inc.(a)	669,131
5,526	PDD Holdings, Inc. - ADR(a)	564,647
		19,410,147
	ELECTRIC UTILITIES - 0.3%
4,813	American Electric Power Company, Inc.	630,888
2,270	Constellation Energy Corporation	633,897
9,097	Exelon Corporation	445,935
5,324	Xcel Energy, Inc.	422,939
		2,133,659
	ENTERTAINMENT CONTENT - 0.1%
1,899	Electronic Arts, Inc.	387,149

	FOOD - 0.1%
11,397	Mondelez International, Inc., Class A	656,923
6,948	The Kraft Heinz Company	156,261
		813,184
	INDUSTRIAL SUPPORT SERVICES - 0.1%
9,863	Fastenal Company	457,643

	INTERNET MEDIA & SERVICES - 6.6%
3,578	Airbnb, Inc., Class A(a)	451,830
42,900	Alphabet, Inc., Class A	12,336,324
42,292	Alphabet, Inc., Class C	12,131,883
272	Booking Holdings, Inc.	1,145,207
1,849	DoorDash, Inc., Class A(a)	277,627
19,520	Meta Platforms, Inc., Class A	11,167,978
42,971	Netflix, Inc.(a)	4,131,662
		41,642,511
	LEISURE FACILITIES & SERVICES - 0.2%
1,907	Marriott International Inc, Class A	623,722
10,065	Starbucks Corporation	901,724
		1,525,446

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.3%
2,778	Dexcom, Inc.(a)	$ 174,458
3,895	GE HealthCare Technologies, Inc.	277,246
640	IDEXX Laboratories, Inc.(a)	359,610
2,934	Intuitive Surgical, Inc.(a)	1,352,545
		2,163,859
	OIL & GAS PRODUCERS - 0.0%(b)
1,616	Diamondback Energy, Inc.	319,629

	OIL & GAS SERVICES & EQUIPMENT - 0.1%
8,602	Baker Hughes Company	525,152

	RETAIL - CONSUMER STAPLES - 2.2%
9,118	Costco Wholesale Corporation	9,085,448
37,055	Walmart, Inc.	4,605,195
		13,690,643
	RETAIL - DISCRETIONARY - 0.2%
7,766	O'Reilly Automotive, Inc.(a)	716,879
2,760	Ross Stores, Inc.	597,899
		1,314,778
	SEMICONDUCTORS - 11.0%
14,974	Advanced Micro Devices, Inc.(a)	3,046,161
4,045	Analog Devices, Inc.	1,286,876
6,759	Applied Materials, Inc.	2,310,159
41,599	Broadcom, Inc.	12,875,306
36,516	Intel Corporation(a)	1,611,451
1,143	KLA Corporation	1,682,965
10,663	Lam Research Corporation	2,278,257
7,758	Marvell Technology, Inc.	768,430
4,393	Microchip Technology, Inc.	283,832
9,705	Micron Technology, Inc.	3,278,737
209,768	NVIDIA Corporation	36,583,539
2,178	NXP Semiconductors N.V.	428,761
9,821	QUALCOMM, Inc.	1,264,748
1,190	Sandisk Corporation(a)	756,055

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.7% (Continued)
	SEMICONDUCTORS - 11.0% (Continued)
7,695	Texas Instruments, Inc.	$ 1,493,907
		69,949,184
	SOFTWARE - 5.8%
3,734	Adobe, Inc.(a)	907,661
1,517	Atlassian Corporation, Class A(a)	103,535
1,789	Autodesk, Inc.(a)	428,287
2,368	Cadence Design Systems, Inc.(a)	657,996
2,034	Crowdstrike Holdings, Inc., Class A(a)	794,094
2,548	Datadog, Inc., Class A(a)	300,791
5,839	Fortinet, Inc.(a)	477,163
2,294	Intuit, Inc.	991,880
65,948	Microsoft Corporation	24,411,970
36,351	Palantir Technologies, Inc., Class A(a)	5,317,424
5,684	Palo Alto Networks, Inc.(a)	911,259
902	Roper Technologies, Inc.	319,182
1,456	Strategy, Inc., Class A(a)	181,709
1,535	Synopsys, Inc.(a)	608,597
1,766	Workday, Inc., Class A(a)	229,439
		36,640,987
	TECHNOLOGY HARDWARE - 5.9%
127,437	Apple, Inc.	32,342,236
46,490	Cisco Systems, Inc.	3,607,159
1,643	Seagate Technology Holdings PLC	643,662
3,015	Western Digital Corporation	815,527
		37,408,584
	TECHNOLOGY SERVICES - 0.3%
3,452	Automatic Data Processing, Inc.	701,378
3,961	Cognizant Technology Solutions Corporation, Class A	243,007
2,735	Paychex, Inc.	251,948
8,397	PayPal Holdings, Inc.	379,796
1,142	Verisk Analytics, Inc.	216,695
		1,792,824

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 40.7% (Continued)
	TELECOMMUNICATIONS - 0.2%
4,811	T-Mobile US, Inc.	$ 1,010,454

	TRANSPORTATION & LOGISTICS - 0.1%
16,274	CSX Corporation	668,048
1,498	Old Dominion Freight Line, Inc.	292,709
		960,757
	TRANSPORTATION EQUIPMENT - 0.1%
4,545	PACCAR, Inc.	524,948

	WHOLESALE - DISCRETIONARY - 0.0%(b)
7,315	Copart, Inc.(a)	242,858

	TOTAL COMMON STOCKS (Cost $179,457,786)	257,872,802

	TOTAL INVESTMENTS - 40.7% (Cost $179,457,786)	$ 257,872,802
	OTHER ASSETS IN EXCESS OF LIABILITIES - 59.3%	375,367,259
	NET ASSETS - 100.0%	$ 633,240,061

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.